FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Apr. 30, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE ON FINANCIAL LIABILITIES

As of April 30, 2023, the estimated fair values of the Company’s financial liabilities are presented in the following table:

April 30, 2023
2023 Series Convertible Notes Payable - Stock Settled - Derivative/Warrant Liability	$73,026
2023B Series Convertible Notes Payable – Stock Settled – Derivative/Warrant Liability	568,054
Total	$641,080

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON RECURRING BASIS

The following table presents a roll-forward of the fair value of the derivative liabilities associated with the Company’s warrants included with its 2023 Series Convertible Notes Payable, categorized as Level 3:

	Six Months Ended April 30, 2023	Year Ended October 31, 2022
Beginning Balance	$-	$-
Additions	641,787	-
Total (gains) or losses (realized/unrealized)	(707)	-
Included in operations	-	-
Ending Balance	$641,080	$-

SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED

The fair value of the warrants granted in connection with the 2023 Series Convertible Notes Payable -Stock Settled during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	April 30, 2023	October 31, 2022
Risk-free interest rate	3.60%-3.75%	-
Dividend yield	0.00	-
Volatility factor	198.54%-200.29%	-
Weighted average expected life	2.5	-